ARTIO GLOBAL INVESTMENT FUNDS

International Equity Fund

International Equity Fund II

Total Return Bond Fund

Global High Income Fund

ARTIO SELECT OPPORTUNITIES FUND, INC

(collectively, the “Artio Global Funds” or “Funds”)

Supplement dated April 1, 2013 to the
Prospectus dated March 1, 2013

As announced on February 14, 2013, Aberdeen Asset Management PLC has entered into an agreement to acquire Artio Global Investors Inc., the parent company of Artio Global Management LLC, each Fund’s current investment adviser. As a result of this acquisition, which is expected to close on or before June 30, 2013, the current investment advisory agreement for each Fund will terminate on that date, as required under the Investment Company Act of 1940, as amended. The Transaction is subject to certain closing conditions.

On February 12, 2013 the Board of Trustees of the Artio Global Investment Funds and Board of Directors of the Artio Select Opportunities Fund approved new investment advisory agreements with Aberdeen, subject to the closing of the Transaction and approval of the new advisory agreements by Fund Shareholders. Proxy materials relating to Fund Shareholder approval of the new advisory agreements were filed with the SEC and will be sent to Fund Shareholders on or about April 1, 2013. For more information, you can obtain a copy of the Fund proxy materials from the SEC website at www.sec.gov or visit the Funds’ website at www.ArtioFunds.com.

Upon the closing of the Transaction, it is expected that the Artio International Equity Fund, Artio International Equity Fund II and the Artio Select Opportunities Fund, Inc. will be managed by Aberdeen’s Global Equity team, a dedicated team of 16 professionals based in Edinburgh, Scotland. After the closing, it is expected that Artio Total Return Bond Fund and Artio Global High Income Fund will continue to be managed by their current portfolio managers, Donald Quigley and Greg Hopper, respectively, along with their teams.

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH

THE PROSPECTUS FOR FUTURE REFERENCE

ARTIO GLOBAL INVESTMENT FUNDS

International Equity Fund

International Equity Fund II

Total Return Bond Fund

Global High Income Fund

ARTIO SELECT OPPORTUNITIES FUND, INC

(collectively, the “Artio Global Funds” or “Funds”)

Supplement dated April 1, 2013 to the
Statement of Additional Information dated March 1, 2013

As announced on February 14, 2013, Aberdeen Asset Management PLC has entered into an agreement to acquire Artio Global Investors Inc., the parent company of Artio Global Management LLC, each Fund’s current investment adviser. As a result of this acquisition, which is expected to close on or before June 30, 2013, the current investment advisory agreement for each Fund will terminate on that date, as required under the Investment Company Act of 1940, as amended. The Transaction is subject to certain closing conditions.

On February 12, 2013 the Board of Trustees of the Artio Global Investment Funds and Board of Directors of the Artio Select Opportunities Fund approved new investment advisory agreements with Aberdeen, subject to the closing of the Transaction and approval of the new advisory agreements by Fund Shareholders. Proxy materials relating to Fund Shareholder approval of the new advisory agreements were filed with the SEC and will be sent to Fund Shareholders on or about April 1, 2013. For more information, you can obtain a copy of the Fund proxy materials from the SEC website at www.sec.gov or visit the Funds’ website at www.ArtioFunds.com.

Upon the closing of the Transaction, it is expected that the Artio International Equity Fund, Artio International Equity Fund II and the Artio Select Opportunities Fund, Inc. will be managed by Aberdeen’s Global Equity team, a dedicated team of 16 professionals based in Edinburgh, Scotland. After the closing, it is expected that Artio Total Return Bond Fund and Artio Global High Income Fund will continue to be managed by their current portfolio managers, Donald Quigley and Greg Hopper, respectively, along with their teams.

*       *       *

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH

THE PROSPECTUS FOR FUTURE REFERENCE